Business Combinations - Summary of Subsidiary Acquired (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Trading company
Date of Acquisition	Oct. 21, 2021
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 50,368
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the design and manufacturing of electronic components
Date of Acquisition	Nov. 02, 2021
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 217,919
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Holding company and the group engaged in the design and manufacturing of automotive components
Date of Acquisition	Oct. 27, 2023
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 2,016,595	$ 65,859